Commitments And Contingencies - Loss Contingencies (Details) (Threatened Litigation, USD $) In Millions, unless otherwise specified	0 Months Ended
Feb. 15, 2011
Maximum
Loss Contingencies [Line Items]
Alleged Damages	$ 3.6
Minimum
Loss Contingencies [Line Items]
Alleged Damages	$ 0.8